Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Securities [Abstract]
Securities

NOTE 4. SECURITIES

The amortized cost and fair value of securities with gross unrealized gains and losses are summarized as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
September 30, 2011
State, county and municipals	$11,012,842	$95,163	$(25,548)	$11,082,457
Mortgage-backed securities GSE residential	25,845,853	306,593	(2,233)	26,150,213
Trust preferred securities	627,875	—	—	627,875

Total debt securities	37,486,570	401,756	(27,781)	37,860,545
Equity securities	50,000	—	—	50,000

Total securities	$37,536,570	$401,756	$(27,781)	$37,910,545

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
December 31, 2010
U.S. Government sponsored enterprises (GSEs)	$582,112	$1,579	$—	$583,691
State, county and municipals	2,353,058	—	(145,326)	2,207,732
Mortgage-backed securities GSE residential	33,832,986	88,554	(378,370)	33,543,170
Trust preferred securities	627,875	—	—	627,875

Total debt securities	37,396,031	90,133	(523,696)	36,962,468
Equity securities	50,000	—	—	50,000

Total securities	$37,446,031	$90,133	$(523,696)	$37,012,468

The amortized cost and fair value of debt securities as of September 30, 2011 by contractual maturity are shown below. Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized
	Cost	Fair Value
Due from one to five years	$524,875	$524,875
Due from five to ten years	5,176,231	5,186,838
Due after ten years	5,939,611	5,998,619
Mortgage-backed securities	25,845,853	26,150,213

	$37,486,570	$37,860,545

Securities with a carrying value of $17,039,482 and $18,790,667 at September 30, 2011 and December 31, 2010, respectively, were pledged to secure public deposits and for other purposes required or permitted by law.

Temporarily Impaired Securities

The following table shows the gross unrealized losses and fair value of securities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that securities have been in a continuous unrealized loss position at September 30, 2011 and December 31, 2010.

	Less Than Twelve Months		Twelve Months or More		Total Unrealized Losses
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

September 30, 2011
State, county and municipals	$4,296,512	$(25,548)	$—	$—	$(25,548)
Mortgage-backed securities GSE residential	—	—	1,981,610	(2,233)	(2,233)

Total securities	$4,296,512	$(25,548)	$1,981,610	$(2,233)	$(27,781)

December 31, 2010
State, county and municipals	$2,207,732	$(145,326)	$—	$—	$(145,326)
Mortgage-backed securities GSE residential	24,689,777	(378,370)	—	—	(378,370)

Total securities	$26,897,509	$(523,696)	$—	$—	$(523,696)

State, county and municipal securities. There were unrealized losses on six state and municipal securities resulting from temporary changes in the interest rate market. Because the Company does not intend to sell the investment and it is not more likely than not that the Company will be required to sell the investment before recovery of its amortized cost bases, which may be maturity, the Company does not consider the investment to be other-than-temporarily impaired at September 30, 2011.

GSE residential mortgage-backed securities. The unrealized losses on the Company's investment in one GSE mortgage-backed securities were caused by interest rate increases. The Company purchased those investments at a discount relative to their face amount, and the contractual cash flows of those investments are guaranteed by an agency of the U.S. Government. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost bases of the Company's investments. Because the decline in market value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at September 30, 2011.

Other-Than-Temporary Impairment

The Company conducts periodic reviews to identify and evaluate each investment security to determine whether other-than-temporary impairment has occurred. While all securities are considered, the securities primarily impacted by other-than-temporary impairment considerations have been trust preferred. For each security in the investment portfolio, a regular review is conducted to determine if other-than-temporary impairment has occurred. Various factors are considered to determine if other-than-temporary impairment has occurred. However, the most significant factors are default rates or interest deferral rates and the creditworthiness of the issuer. Other factors may include geographic concentrations, credit ratings, and other performance indicators of the underlying asset.

During the first and third quarters of 2010, the Company recorded an other than temporary impairment charge of $97,500 and $27,625, respectively, on its investment in a trust preferred security. As of December 31, 2010, the value of the trust preferred security for which other than temporary impairment was recognized was $650,000. Management determined the value of this security declined significantly due to the declines in its underlying collateral. The security has a new cost basis of approximately $524,875.

NOTE 4.	SECURITIES

The amortized cost and fair value of securities with gross unrealized gains and losses are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2010:
U.S. Government sponsored enterprises (GSEs)	$582,112	$1,579	$—	$583,691
Mortgage-backed securities GSE residential	33,832,986	88,554	(378,370)	33,543,170
State and municipal securities	2,353,058	—	(145,326)	2,207,732
Trust preferred securities	627,875	—	—	627,875

Total debt securities	37,396,031	90,133	(523,696)	36,962,468
Equity securities	50,000	—	—	50,000

Total securities	$37,446,031	$90,133	$(523,696)	$37,012,468

December 31, 2009:
U.S. Government sponsored enterprises (GSEs)	$5,277,930	$50,068	$(17,639)	$5,310,359
Mortgage-backed securities GSE residential	45,656,874	631,375	(50,856)	46,237,393
Trust preferred securities	753,000	—	—	753,000

Total debt securities	51,687,804	681,443	(68,495)	52,300,752
Equity securities	50,000	—	—	50,000

Total securities	$51,737,804	$681,443	$(68,495)	$52,350,752

The amortized cost and fair value of debt securities as of December 31, 2010 by contractual maturity are shown below. Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due from five to ten years	$1,552,504	$1,504,499
Due after ten years	2,010,541	1,914,799
Mortgage-backed securities	33,832,986	33,543,170

	$37,396,031	$36,962,468

Securities with a carrying value of $18,790,667 and $16,146,413 at December 31, 2010 and 2009, respectively, were pledged to secure public deposits and for other purposes required or permitted by law.

Proceeds from sales of securities available for sale for the years ended December 31, 2010 and 2009 totaled $47,105,286 and $60,301,909, respectively. Gross gains and losses of $569,225 and $(888), respectively, were realized on the sales for the year ended December 31, 2010. Gross gains and losses of $1,010,314 and $(84,022), respectively, were realized on the sales for the year ended December 31, 2009.

Temporarily Impaired Securities

The following table shows the gross unrealized losses and fair value of securities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that securities have been in a continuous unrealized loss position at December 31, 2010 and 2009.

	Less Than Twelve Months		Twelve Months or More		Total Unrealized Losses
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2010:
Mortgage-backed GSE residential	$24,689,777	$(378,370)	$—	$—	$(378,370)
State and municipal	2,207,732	(145,326)	—	—	(145,326)

	$26,897,509	$(523,696)	$—	$—	$(523,696)

December 31, 2009:
U.S. GSEs	$3,004,868	$(17,639)	$—	$—	$(17,639)
Mortgage-backed GSE residential	5,519,435	(50,856)	—	—	(50,856)

	$8,524,303	$(68,495)	$—	$—	$(68,495)

GSE residential mortgage-backed securities. There were unrealized losses on seventeen GSE mortgage-backed securities resulting from temporary changes in the interest rate market. The Company purchased those investments at a discount relative to their face amount, and the contractual cash flows of those investments are guaranteed by an agency of the U.S. Government. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost bases of the Company's investments. Because the decline in market value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell the investments and it is more likely than not that the Company will not be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2010.

State and municipal securities. There were unrealized losses on five state and municipal securities resulting from temporary changes in the interest rate market. Because the Company does not intend to sell the investments and it is more likely than not that the Company will not be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2010.

Other-Than-Temporary Impairment

The Company conducts periodic reviews to identify and evaluate each investment security to determine whether an other-than-temporary impairment has occurred. While all securities are considered, the securities primarily impacted by other-than-temporary impairment considerations have been certain securities included in equity securities and corporate bonds. For each security in the investment portfolio, a regular review is conducted to determine if an other-than-temporary impairment has occurred. Various factors are considered to determine if an other-than-temporary impairment has occurred. However, the most significant factors are default rates or interest deferral rates and the creditworthiness of the issuer. Other factors may include geographic concentrations, credit ratings, and other performance indicators of the underlying asset.

During the first and third quarters of 2010, the Company recorded other than temporary impairment charges of $97,500 and $27,625, respectively, on its investment in a trust preferred security. As of December 31, 2009, the value of the trust preferred security for which other than temporary impairment was recognized was $650,000. Management determined the value of this security declined significantly due to declines in its underlying collateral. The security has a new cost basis of approximately $524,875.